Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 2 - Basis of Preparation of the Financial Statements

Note 2 - Basis of Preparation of the Financial Statements

A. Statement of compliance with International Financial Reporting Standards

The consolidated financial statements have been prepared by ICL in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Boards (IASB).

The consolidated financial statements were authorized for issuance by the Company’s Board of Directors on February 26, 2019.

B. Functional and presentation currency

The consolidated financial statements are presented in United States Dollars (“US Dollars”; $), which is the functional currency of the Company and have been rounded to the nearest million, except when otherwise indicated.

Items included in the consolidated financial statements of the Company are measured using the currency of the primary economic environment in which the individual entity operates (“the functional currency”).

Note 2 - Basis of Preparation of the Financial Statements (cont’d)

C. Basis of measurement

The consolidated financial statements were prepared using the historical cost basis except for the following assets and liabilities: derivative financial instruments, non-current assets held-for-sale, Investments in associates and joint ventures, deferred tax assets and liabilities, provisions and assets and liabilities in respect of employee benefits.

For further information regarding the measurement of assets and liabilities, see Note 3 below.

D. Operating cycle

The Company’s regular operating cycle is up to one year. As a result, the current assets and the current liabilities include items the realization of which is intended and anticipated to take place within one year.

E. Use of estimates and judgment

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The evaluation of accounting estimates used in the preparation of ICL’s financial statements requires management of the Company to make assumptions regarding laws interpretations which apply to the Company, circumstances and events that involve considerable uncertainty. Management of the Company prepares the estimates based on past experience, various facts, external circumstances, and reasonable assumptions based on the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by ICL with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following table:

Note 2 - Basis of Preparation of the Financial Statements (cont'd)

E. Use of estimates and judgment (cont'd)

Estimate	Principal assumptions	Possible effects	Reference
Recognition of deferred tax asset

Tax rates expected to apply when the timing differences applied to Beneficiary Enterprise are realized is based on forecasts of future revenues to be earned. The reasonability of future revenues to be earned to use future tax benefits.

		Recognition or reversal of deferred tax asset in profit or loss.	See Note 17 regarding taxes on income
Uncertain tax positions

The extent of the certainty that ICL’s tax positions will be accepted (uncertain tax positions) and the risk of it incurring any additional tax and interest expenses. This is based on an analysis of several matters including interpretations of tax laws and the ICL’s experience.

		Recognition of additional income tax expenses.	See Note 17 regarding taxes on income
Post-employment employee benefits	Actuarial assumptions such as the discount rate, future salary increases and the future pension increase.	An increase or decrease in the post-employment defined benefit obligation.	See Note 18 regarding employee benefits.
Assessment of probability of contingent and environmental liabilities including cost of waste removal/restoration

Whether it is more likely than not that an outflow of economic resources will be required in respect of potential liabilities under the environmental protection laws and legal claims pending against ICL and the estimation of their amounts. The waste removal/ restoration obligations depend on the reliability of the estimates of future removal costs and interpretation of regulations.

		Creation, adjustment or reversal of a provision for a claim and/or environmental liability including cost of waste removal/restoration.	See Note 20 regarding contingent liabilities
Recoverable amount of a cash generating unit, among other things, containing goodwill	Expected cash-flow forecasts, the discount rate, market risk and the forecasted growth rate.	Change in impairment loss.	See Note 13 regarding impairment testing.
Assessment of the fair value of the assets and liabilities acquired in business combinations	Expected cash‑flow forecasts of the acquired business, and models for calculating the fair value of the acquired items and their depreciation and amortization periods.	Impact on the balance of assets and liabilities acquired and the depreciation and amortization in the statement of income.
Assessment of the net realizable value of inventory	Future selling price and expected replacement price when used as the best available evidence for realizable value.	Decrease in the carrying value of the inventories and the results of operations accordingly.
Concessions, permits and business licenses

Forecast of obtaining renewed concessions, permits and business licenses which constitute the basis for the Company's continued operations and /or the Company's expectations regarding the holding of the operating assets by it and / or by a subsidiary until the end of their useful lives

		Impact on the value of the operation, depreciation periods and residual values of related assets.	See Note 20 regarding contingent liabilities
Mineral reserves and resource deposits

Quantities and qualities estimates of mineral reserves and resource deposits are based on engineering, economic and geological data that is compiled and analyzed by the Company’s engineers and geologists.

Impact on the useful life of the assets relating to the relevant activity.

Note 2 - Basis of Preparation of the Financial Statements (cont'd)

F. Changes in accounting policies

  Initial application of IFRS 9 (2014), Financial Instruments

As of January 1, 2018, ICL applies IFRS 9, Financial Instruments (hereinafter - the standard), which replaces IAS 39, Financial Instruments: Recognition and Measurement (hereinafter - IAS 39) and the consequential amendments to IFRS 7, Financial Instruments: Disclosures, and to IAS 1, Presentation of Financial Statements. Implementation of the Standard did not have a material effect on the financial statements and, therefore, the balance of retained earnings as of January 1, 2018 was not adjusted.

Classification and measurement of financial assets and financial liabilities

The standard contains three principal classification categories for financial assets: (1) measured at amortized cost; (2) fair value through profit or loss; and (3) fair value through other comprehensive income. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. The standard eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. There was no significant change to the classification or measurement of financial liabilities.

On the initial implementation date, the Company chose to designate the investment in YYTH shares at fair value through other comprehensive income (under IAS 39, the investment in YYTH shares was classified as an available-for-sale financial asset). For further information on the measurement and classification of financial instruments, see Note 3.

Financial assets value impairment

The standard replaces the impairment model of IAS 39 with an 'expected credit loss' (ECL) model. The model applies to financial assets measured at amortized cost, investments in debt instruments measured at fair value through other comprehensive income, contract assets (IFRS 15) and lease receivables. The model will not apply to investments in equity instruments.

  IFRS 15, Revenue from Contracts with Customers

As of January 1, 2018, ICL applies International Financial Reporting Standard 15 (hereinafter - the standard) which provides new guidance on revenue recognition. ICL elected to apply the standard using the cumulative effect approach. Implementation of the Standard did not have a material effect on the financial statements and, therefore, the balance of retained earnings as of January 1, 2018 was not adjusted.

The standard introduces a new five step model for recognizing revenue from contracts with customers: (1) Identifying the contract with the customer; (2) Identifying distinct performance obligations in the contract; (3) Determining the transaction price; (4) Allocating the transaction price to distinct performance obligations; and (5) Recognizing revenue when the performance obligations are satisfied.

ICL recognizes revenue when the customer obtains control over the promised goods or services. The revenue is measured according to the amount of the consideration to which ICL expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties. For further information, see Note 3